Summary of Accounting Policies (Details) - EBP 003	Dec. 31, 2025 USD ($) executive	Dec. 31, 2024 USD ($)
EBP, Accounting Policy [Line Items]
Number of senior executives | executive	3
Allowance for credit losses | $	$ 0	$ 0